Income Tax (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
Income Tax [Line Items]
Percentage of profits tax rate	25.00%	25.00%	25.00%	25.00%
Net operating loss carry forwards	¥ 32,247,953		¥ 36,324,122	¥ 48,654,043
Valuation allowances	32,810,956		36,838,058	49,257,980		¥ 52,114,383
Unrecognized tax benefits						¥ 3,417,532
Recognized tax position	50.00%	50.00%
Statute of limitations	3 years	3 years
Extension period of statute of limitations	5 years	5 years
Excess of underpayment of tax	¥ 100,000
Maturity of statute of limitation in transfer pricing	10 years	10 years
Hong Kong S.A.R. [Member]
Income Tax [Line Items]
Percentage of profits tax rate	16.50%	16.50%
Assessable profits (in Dollars) | $		$ 2.0
Percentage of statutory income tax rate	8.25%	8.25%
Net operating loss carry forwards	¥ 113,800,000		97,300,000	89,200,000	$ 16.2
Hong Kong S.A.R. [Member] | Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Percentage of profits tax rate	16.50%	16.50%
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Percentage of profits tax rate	25.00%	25.00%
Percentage of income tax rate	25.00%	25.00%
Percentage of enterprise income tax	25.00%	25.00%
PRC [Member]
Income Tax [Line Items]
Percentage of tax imposed	10.00%	10.00%
Valuation allowances	¥ 32,810,956		36,838,058	49,257,980	4.7
VIE [Member] | PRC [Member]
Income Tax [Line Items]
Net operating loss carry forwards	53,900,000		81,100,000	135,700,000	$ 7.7
Uncertain Tax Positions [Member]
Income Tax [Line Items]
Unrecognized tax benefits